Other Liabilities - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 USD ($)
Additional Other Liabilities Disclosure [Abstract]
Exceptional non-tax deductible charge	$ 502	€ 450
Restructuring expenses	$ 15		$ 12